Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000130751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,045,088	$ 1,082,641	$ 1,103,225	$ 1,114,553	$ 1,197,437	$ 1,192,048	$ 1,302,981	$ 1,445,462	$ 1,559,424	$ 1,623,900
C000130750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,447	10,831	11,023	11,140	11,962	11,895	12,995	14,415	15,550	16,192
C000130749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,338	10,609	10,696	10,691	11,370	11,195	12,107	13,300	14,187	14,640
C000130748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Accumulated Value	9,749		10,153	10,496	10,663	10,737	11,508	11,413	12,436	13,765	14,802	15,370
S And P UBS Leveraged Loan C000130751 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,058,200	1,114,285	1,151,947	1,158,514	1,256,987	1,259,209	1,373,545	1,507,877	1,615,087	1,694,300
Bloomberg U S Universal C000130751 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,013,400	1,003,975	1,105,076	1,175,911	1,186,259	1,045,687	1,041,609	1,124,105	1,165,921	1,192,200
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	10,000		10,582	11,143	11,519	11,585	12,570	12,592	13,735	15,079	16,151	16,943
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,134	$ 10,040	$ 11,051	$ 11,759	$ 11,863	$ 10,457	$ 10,416	$ 11,241	$ 11,659	$ 11,922